Annual Total Returns - Air Transportation Portfolio [BarChart] - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-13 - Air Transportation Portfolio - Air Transportation Portfolio-Default	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(6.07%)
Annual Return 2012	19.16%
Annual Return 2013	50.65%
Annual Return 2014	28.08%
Annual Return 2015	(8.61%)
Annual Return 2016	20.03%
Annual Return 2017	24.32%
Annual Return 2018	(12.46%)
Annual Return 2019	21.00%
Annual Return 2020	(10.62%)